LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.25%
Brazil–3.30%
Hypera	895,900	$ 7,244,910
Kroton Educacional	2,155,400	5,815,241
TIM Participacoes	1,904,800	5,487,540
		18,547,691
Chile–1.00%
Cencosud	3,424,354	5,633,935
		5,633,935
■Hong Kong–26.27%
Agricultural Bank of China Class H	12,763,000	4,997,938
Bank of China Class H	12,902,100	5,059,830
Bank of Communications Class H	7,210,000	4,706,411
Beijing Enterprises Holdings	1,059,000	4,872,745
Brilliance China Automotive Holdings	6,348,000	6,819,452
CGN Power Class H	20,988,000	5,305,955
China Cinda Asset Management Class H	21,175,809	4,160,166
China CITIC Bank Class H	9,081,000	4,841,652
China Communications Construction Class H	5,642,000	4,411,492
China Construction Bank Class H	6,804,000	5,184,367
China Merchants Port Holdings	2,874,996	4,324,511
China Mobile	576,500	4,775,582
China National Building Material Class H	7,436,000	6,669,585
China Petroleum & Chemical Class H	7,254,000	4,292,493
China Resources Cement Holdings	5,822,000	5,839,370
China Resources Power Holdings	3,916,238	4,751,512
China Shenhua Energy Class H	2,402,000	4,822,375
China Telecom Class H	10,880,000	4,954,307
CITIC	4,036,000	5,094,671
Dongfeng Motor Group Class H	5,616,000	5,335,828
Fosun International	3,802,000	4,705,950
Great Wall Motor Class H	8,373,000	5,610,667
Guangzhou Automobile Group Class H	4,939,200	4,726,939
Hengan International Group	693,500	4,544,258
Industrial & Commercial Bank of China Class H	7,923,000	5,307,895
Kingboard Holdings	1,701,500	4,507,811
Postal Savings Bank of China Class H	9,942,000	6,064,209
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Shimao Property Holdings	2,176,000	$ 6,354,948
Sinopharm Group Class H	1,418,000	4,432,629
		147,475,548
Hungary–0.92%
Richter Gedeon	318,859	5,158,587
		5,158,587
India–2.83%
Indian Oil	2,648,621	5,521,344
NTPC	3,096,150	5,136,034
Vedanta	2,385,966	5,198,627
		15,856,005
Indonesia–1.11%
Indofood Sukses Makmur	11,519,800	6,246,384
		6,246,384
Malaysia–1.97%
Genting	3,534,800	4,848,044
Tenaga Nasional	1,899,100	6,187,494
		11,035,538
Mexico–2.13%
Arca Continental	1,070,900	5,805,999
Fibra Uno Administracion	4,214,611	6,174,339
		11,980,338
Republic of Korea–19.88%
CJ CheilJedang	20,863	4,085,294
Daelim Industrial	72,125	6,267,604
E-MART	38,426	3,622,214
GS Holdings	127,366	5,353,692
Hana Financial Group	183,821	5,411,131
Hyundai Heavy Industries Holdings	20,004	5,837,378
Hyundai Motor	55,072	6,166,132
Industrial Bank of Korea	478,969	5,283,735
KB Financial Group	160,032	5,711,778
Kia Motors	197,141	7,516,417
KT	213	4,884
KT ADR	486,254	5,499,533
KT&G	64,164	5,660,889
LG	86,863	5,083,317
LG Electronics	89,374	5,031,540
LG Uplus	451,918	5,149,372
Lotte	138,380	4,189,708
Lotte Chemical	24,204	4,773,331
POSCO	26,260	4,977,789
Shinhan Financial Group	157,257	5,495,026
SK Telecom	26,990	5,438,627
Woori Financial Group	484,083	5,031,971
		111,591,362
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia–6.01%
Gazprom ADR	1,279,005	$ 8,816,377
Novolipetsk Steel GDR	233,689	5,074,862
Rosneft Oil PJSC	953,870	6,166,953
Sberbank of Russia PJSC	1,875,590	6,585,314
VTB Bank PJSC	10,821,100,000	7,109,463
		33,752,969
South Africa–6.90%
Aspen Pharmacare Holdings	956,743	5,438,045
MTN Group	932,083	5,930,623
Oceana Group	85,674	392,816
Redefine Properties	9,106,556	4,708,111
Tiger Brands	331,179	4,603,486
Truworths International	1,314,872	4,602,059
Vodacom Group	749,998	5,931,703
Woolworths Holdings	1,962,390	7,143,729
		38,750,572
Taiwan–15.09%
AU Optronics	15,978,000	4,035,849
Catcher Technology	802,000	6,071,225
Cathay Financial Holding	4,012,000	5,288,030
China Development Financial Holding	18,171,000	5,411,994
Compal Electronics	9,704,000	5,598,707
Far Eastern New Century	5,921,000	5,460,387
Formosa Chemicals & Fibre	1,700,000	4,752,880
Fubon Financial Holding	3,994,000	5,734,251
Innolux	18,350,000	3,901,838
Nan Ya Plastics	2,407,000	5,406,907
Nanya Technology	2,937,000	7,628,522
Pegatron	3,557,000	6,190,670
Pou Chen	4,845,000	6,210,868
†Shin Kong Financial Holding	20,745,862	6,277,582
United Microelectronics	15,707,000	6,735,114
		84,704,824
Thailand–1.98%
Charoen Pokphand Foods-Foreign	7,262,391	6,233,048
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Global Chemical-Foreign	2,772,900	$ 4,873,087
		11,106,135
Turkey–4.65%
†Akbank	5,402,104	7,752,157
Eregli Demir ve Celik Fabrikalari	3,904,248	4,728,088
Haci Omer Sabanci Holding	4,065,962	6,882,758
†Turkiye Garanti Bankasi	3,742,634	6,757,594
		26,120,597
United Arab Emirates–2.21%
Dubai Islamic Bank PJSC	4,539,100	6,485,729
Emaar Properties PJSC	4,703,280	5,911,816
		12,397,545
Total Common Stock (Cost $596,924,690)		540,358,030
PREFERRED STOCKS–2.05%
Brazil–1.16%
Telefonica Brasil 6.98%	491,500	6,494,266
		6,494,266
Russia–0.89%
Transneft PJSC	2,171	5,014,506
		5,014,506
Total Preferred Stocks (Cost $13,589,096)		11,508,772

MONEY MARKET FUND–0.86%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	4,830,313	4,830,313
Total Money Market Fund (Cost $4,830,313)		4,830,313

TOTAL INVESTMENTS–99.16% (Cost $615,344,099)	556,697,115
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	4,705,522
NET ASSETS APPLICABLE TO 68,635,508 SHARES OUTSTANDING–100.00%	$561,402,637

Δ Securities have been classified by country of origin.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
† Non-income producing.
LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
193	E-mini MSCI Emerging Markets Index	$9,668,335	$9,991,786	12/20/19	$—	$(323,451)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$18,547,691	$—	$—	$18,547,691
Chile	—	5,633,935	—	5,633,935
Hong Kong	—	147,475,548	—	147,475,548
Hungary	5,158,587	—	—	5,158,587
India	—	15,856,005	—	15,856,005
Indonesia	—	6,246,384	—	6,246,384
Malaysia	—	11,035,538	—	11,035,538
Mexico	11,980,338	—	—	11,980,338
Republic of Korea	10,582,850	101,008,512	—	111,591,362
Russia	19,861,730	13,891,239	—	33,752,969
South Africa	5,100,927	33,649,645	—	38,750,572
Taiwan	—	84,704,824	—	84,704,824
Thailand	11,106,135	—	—	11,106,135
Turkey	—	26,120,597	—	26,120,597
United Arab Emirates	—	12,397,545	—	12,397,545
Preferred Stocks	11,508,772	—	—	11,508,772
Money Market Fund	4,830,313	—	—	4,830,313
Total Investments	$98,677,343	$458,019,772	$—	$556,697,115
Derivatives:

Liabilities:
Futures Contract	$(323,451)	$—	$—	$(323,451)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Emerging Markets 100 Fund–5